Pension and Other Post-Retirement Benefits (Summary of Fair Value of Plan Assets of the Defined Benefit Pension Plans, by Asset Category) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [Line Items]
Total pension plan assets	$ 1,731	$ 1,706
Cash and cash equivalents	18	42
Debt securities	1,020	977
Other	386	27
US Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	279	502
International Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	28	158
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Disclosure of fair value of plan assets [Line Items]
Total pension plan assets	33	186
Cash and cash equivalents	11	9
Debt securities	0	0
Other	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | US Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	22	19
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | International Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	0	158
Other (Level 2 & 3) [Member]
Disclosure of fair value of plan assets [Line Items]
Total pension plan assets	1,698	1,520
Cash and cash equivalents	7	33
Debt securities	1,020	977
Other	386	27
Other (Level 2 & 3) [Member] | US Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	257	483
Other (Level 2 & 3) [Member] | International Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	$ 28	$ 0